Cover Page	Sep. 15, 2026	May 21, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	Lionsgate Studios Corp.
Entity Incorporation, State or Country Code	A1
Entity File Number		001-42635
Entity Address, Address Line One	250 Howe Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3R8
City Area Code	877
Local Phone Number	848-3866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	LION
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0002052959
Amendment Flag	false
Principal Executive Offices
Entity Information [Line Items]
Entity Address, Address Line One	2700 Colorado Avenue
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404